Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

33.    RELATED PARTY TRANSACTIONS

In the ordinary course of business, Emera purchased natural gas transportation capacity from M&NP, an investment under significant influence of the Company, totaling $47.3 million (2010 – $55.1 million) for the year ended December 31, 2011. The amount is recognized in “Regulated fuel for generation and purchased power” or netted against energy marketing margin in “Non-regulated operating revenues” and is measured at the exchange amount. As at December 31, 2011, the amount payable to the related party was $3.3 million (2010 – $3.9 million), and is under normal interest and credit terms.